Lease Exit Liability - Future Principal Payments under Lease Agreement (Detail) (USD $)	Sep. 30, 2013
Future Minimum Leases Payments Under Leases (Line Items)
2014	$ 3,460,609
2015	3,396,780
2016	3,385,321
2017	3,486,881
2018	3,035,013
Thereafter	625,540
Total	17,390,144
Contract Termination [Member]
Future Minimum Leases Payments Under Leases (Line Items)
2014	1,229,453
2015	1,589,410
2016	1,808,119
2017	2,049,273
2018	2,315,026
Thereafter	616,357
Total	$ 9,607,638